Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2019
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

The detail of raw materials and consumables used for the years ended December 31, 2019, 2018 and 2017, is as follows:

	For the years ended December 31,
	2019	2018	2017
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(835,284,742)	(747,646,603)	(902,434,871)
Fuel consumption	(230,944,415)	(231,028,169)	(280,739,362)
Gas	(134,127,365)	(140,145,010)	(170,456,730)
Oil	(3,326,061)	(11,146,001)	(21,227,747)
Coal	(93,490,989)	(79,737,158)	(89,054,885)
Transportation costs	(196,848,788)	(166,875,801)	(155,879,249)
Gas sales costs	(74,998,608)	(80,477,713)	(75,662,185)
Other raw materials and consumables	(83,128,698)	(66,148,830)	(100,071,254)
Total	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)